Disclosure of property and equipment by location (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Property and equipment	$ 450,278	$ 471,704
Asia Pacific [Member]
Statement [Line Items]
Property and equipment	0	8,376
Haiti [Member]
Statement [Line Items]
Property and equipment	0	0
Sweden [Member]
Statement [Line Items]
Property and equipment	26,159	3,110
Turkey [Member]
Statement [Line Items]
Property and equipment	0	1,091
USA [Member]
Statement [Line Items]
Property and equipment	$ 424,119	$ 459,127